UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Judy K. Mencher
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher	Wellesley, MA	February 11, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	92,356

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT		OTHR		VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


AT&T CDA INC	DEPS RCPT
	CL B	00207Q202	1,421	47,000	SH		SOLE		47,000
ALARIS MED INC	COM	011637105	71	22,500	SH		SOLE		22,500
AMAZON COM INC	COM	023135106	216	20,000	SH		SOLE		20,000
AMERISTAR CASINOS INC	COM	03070Q101	376	15,000	SH		SOLE		15,000
ARGOSY GAMING CO	COM	040228108	488	15,000	SH		SOLE		15,000
BOYD GAMING CORP	COM	103304101	585	90,000	SH		SOLE		90,000
BURNHAM PAC PPTYS INC	COM	12232C108	103	25,000	SH		SOLE		25,000
CARRIAGE SVCS INC	COM	143905107	264	50,000	SH		SOLE		50,000
CORNING INC	COM	219350105	89	10,000	SH		SOLE		10,000
D.R. HORTON INC	SR NT CV
	ZERO 21	23331AAH2	1,259	2,000	SH		SOLE		2,000
E TRADE GROUP INC 	COM	269246104	103	10,000	SH		SOLE		10,000
FORBES MEDI-TECH INC	COM	344907100	122	65,700	SH		SOLE		65,700
FREEPORT-MCMORAN COPPER
  & GOLD	CL A	35671D105	129	10,000	SH		SOLE		10,000
FRONTIER AIRLINES INC	COM	359065109	18,139	1,067,003	SH		SOLE		1,067,003
FUSION MED TECHNOLOGIES	COM	361128101	229	40,000	SH		SOLE		40,000
HOLLYWOOD CASINO CORP	COM	436132203	432	41,100	SH		SOLE		41,100
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	18,165	45,405	SH		SOLE		45,405
KINDRED HEALTHCARE INC	COM	494580103	390	7,500	SH		SOLE		7,500
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	250	50,000	SH		SOLE		50,000
LEVEL 3 COMMUNICATIONS INC	PUT	52729N950	454	1,000	SH		SOLE		1,000
METRETEK TECHNOLOGIES INC	COM 	59159Q107	366	600,000	SH		SOLE		600,000
OPTICAL CABLE CORP	COM	683827109	122	75,000	SH		SOLE		75,000
PTEK HLDGS INC	COM	69366M104	2,787	819,660	SH		SOLE		819,660
PENN TRAFFIC CO	COM NEW	707832200	23,639	4,460,104	SH		SOLE		4,460,104
RSTAR CORP	COM	74973F104	11,700	30,000	SH		SOLE		30,000
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	6,090	12,000	SH		SOLE		12,000
TVX GOLD INC	COM NEW	87308K200	835	1,545,707	SH		SOLE		1,545,707
TRIKON TECHNOLOGIES INC	COM NEW	896187408	3,377	287,398	SH		SOLE		287,398
VENTAS INC	COM	92276F100	155	13,500	SH		SOLE		13,500
GRAND TOTAL	92,356	9,477,577	9,477,577
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